SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Revenues	[1]	$ 11,879,346	$ 17,602,821
(Loss) from operations		(2,227,476)	(4,184,131)
Corporate other income, net		(19,498)	(8,444)
Corporate interest income		147	985
(Loss) from operations		(233,193)	(467,239)
(Loss) income before income taxes		(2,480,020)	(4,658,829)
Income tax expense		(14,602)	(20,720)
Net loss for the period	[2]	(2,494,622)	(4,679,549)
Depreciation and amortization		742,413	798,369
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		1,077,298	3,993,047
Inventory obsolescence provision		31,690	(4,936)
Total assets		39,851,702		$ 39,447,626
TIT Segment [Member]
Segment Reporting [Line Items]
Revenues	[1]	63,770	17,570
(Loss) from operations		(722)	(12,408)
Depreciation and amortization
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(2,796)	(3,536)
Inventory obsolescence provision		122	116
Total assets		75,118		40,950
CBT Segment [Member]
Segment Reporting [Line Items]
Revenues	[1]	4,333,725	17,585,251
(Loss) from operations		(2,097,859)	(3,603,384)
Depreciation and amortization		713,175	798,369
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		1,173,184	3,996,583
Inventory obsolescence provision		31,549	(5,052)
Total assets		26,585,291		27,179,664
SE Segment [Member]
Segment Reporting [Line Items]
Revenues	[1]	7,481,851
(Loss) from operations		283,347
Depreciation and amortization		29,238
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(93,090)
Inventory obsolescence provision		19
Total assets		5,837,753		4,755,802
Corporate and Others [Member]
Segment Reporting [Line Items]
(Loss) from operations		(412,242)	$ (568,339)
Total assets		$ 7,353,540		$ 7,471,210

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.